Interests in subsidiaries (Detail 2)
€ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, ZAR in Millions, THB in Millions, SGD in Millions, SFr in Millions, HKD in Millions, AUD in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2017 AUD	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 HKD	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 SGD	Dec. 31, 2017 THB	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR	Dec. 31, 2016 CHF (SFr)
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Share capital in million | SFr			SFr 385.0										SFr 385.0
UBS Americas Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Corporate Center
Share capital in million											$ 0.0
Equity interest accumulated in %		100.00%
UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Asset Management
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS Asset Management (Australia) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Sydney, Australia
Primary business division		Asset Management
Share capital in million | AUD	[1]	AUD 20.1
Equity interest accumulated in %		100.00%
UBS Asset Management (Deutschland) GmbH
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Frankfurt, Germany
Primary business division		Asset Management
Share capital in million | €				€ 7.7
Equity interest accumulated in %		100.00%
UBS Asset Management (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Hong Kong, Hong Kong
Primary business division		Asset Management
Share capital in million | HKD						HKD 206.0
Equity interest accumulated in %		100.00%
UBS Asset Management (Japan) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Tokyo, Japan
Primary business division		Asset Management
Share capital in million | ¥								¥ 2,200.0
Equity interest accumulated in %		100.00%
UBS Asset Management (Singapore) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Singapore, Singapore
Primary business division		Asset Management
Share capital in million | SGD									SGD 4.0
Equity interest accumulated in %		100.00%
UBS Asset Management (UK) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		London, United Kingdom
Primary business division		Asset Management
Share capital in million | £					£ 125.0
Equity interest accumulated in %		100.00%
UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Corporate Center
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS Card Center AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Glattbrugg, Switzerland
Primary business division		Personal & Corporate Banking
Share capital in million | SFr			0.1
Equity interest accumulated in %		100.00%
UBS Credit Corp.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Wealth Management Americas
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS (France) SA.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Paris, France
Primary business division		Wealth Management
Share capital in million | €				133.0
Equity interest accumulated in %		100.00%
UBS Fund Advisor, L.L.C.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Wealth Management Americas
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS Fund Management (Luxembourg) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Luxembourg, Luxembourg
Primary business division		Asset Management
Share capital in million | €				13.0
Equity interest accumulated in %		100.00%
UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Basel, Switzerland
Primary business division		Asset Management
Share capital in million | SFr			1.0
Equity interest accumulated in %		100.00%
UBS Hedge Fund Solutions LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Asset Management
Share capital in million											0.1
Equity interest accumulated in %		100.00%
UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Monte Carlo, Monaco
Primary business division		Wealth Management
Share capital in million | €				49.2
Equity interest accumulated in %		100.00%
UBS O Connor LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Dover, Delaware, USA
Primary business division		Asset Management
Share capital in million											1.0
Equity interest accumulated in %		100.00%
UBS Real Estate Securities Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Investment Bank
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS Realty Investors LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Boston, Massachusetts, USA
Primary business division		Asset Management
Share capital in million											9.0
Equity interest accumulated in %		100.00%
UBS Securities (Thailand) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Bangkok, Thailand
Primary business division		Investment Bank
Share capital in million | THB										THB 500.0
Equity interest accumulated in %		100.00%
UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Sydney, Australia
Primary business division		Investment Bank
Share capital in million | AUD	[1]	AUD 0.3
Equity interest accumulated in %		100.00%
UBS Securities India Private Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Mumbai, India
Primary business division		Investment Bank
Share capital in million | ₨							₨ 140.0
Equity interest accumulated in %		100.00%
UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Tokyo, Japan
Primary business division		Investment Bank
Share capital in million | ¥								32,100.0
Equity interest accumulated in %		100.00%
UBS Securities Pte. Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Singapore, Singapore
Primary business division		Investment Bank
Share capital in million | SGD									420.4
Equity interest accumulated in %		100.00%
UBS South Africa (Proprietary) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Sandton, South Africa
Primary business division		Investment Bank
Share capital in million | ZAR												ZAR 0.0
Equity interest accumulated in %		100.00%
UBS UK Properties Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		London, United Kingdom
Primary business division		Corporate Center
Share capital in million | £					132.0
Equity interest accumulated in %		100.00%
UBS AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Share capital in million | SFr			386.0										SFr 386.0
UBS AG | UBS Americas Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Corporate Center
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Asset Management
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Australia) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Sydney, Australia
Primary business division		Asset Management
Share capital in million | AUD	[1]	AUD 20.1
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Deutschland) GmbH
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Frankfurt, Germany
Primary business division		Asset Management
Share capital in million | €				7.7
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Hong Kong, Hong Kong
Primary business division		Asset Management
Share capital in million | HKD						HKD 206.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Japan) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Tokyo, Japan
Primary business division		Asset Management
Share capital in million | ¥								2,200.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Singapore) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Singapore, Singapore
Primary business division		Asset Management
Share capital in million | SGD									4.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (UK) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		London, United Kingdom
Primary business division		Asset Management
Share capital in million | £					125.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Corporate Center
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Card Center AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Glattbrugg, Switzerland
Primary business division		Personal & Corporate Banking
Share capital in million | SFr			0.1
Equity interest accumulated in %		100.00%
UBS AG | UBS Credit Corp.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Wealth Management Americas
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS (France) SA.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Paris, France
Primary business division		Wealth Management
Share capital in million | €				133.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Fund Advisor, L.L.C.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Wealth Management Americas
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Fund Management (Luxembourg) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Luxembourg, Luxembourg
Primary business division		Asset Management
Share capital in million | €				13.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Basel, Switzerland
Primary business division		Asset Management
Share capital in million | SFr			SFr 1.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Hedge Fund Solutions LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Asset Management
Share capital in million											0.1
Equity interest accumulated in %		100.00%
UBS AG | UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Monte Carlo, Monaco
Primary business division		Wealth Management
Share capital in million | €				€ 49.2
Equity interest accumulated in %		100.00%
UBS AG | UBS O Connor LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Dover, Delaware, USA
Primary business division		Asset Management
Share capital in million											1.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Real Estate Securities Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Wilmington, Delaware, USA
Primary business division		Investment Bank
Share capital in million											0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Realty Investors LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Boston, Massachusetts, USA
Primary business division		Asset Management
Share capital in million											$ 9.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities (Thailand) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Bangkok, Thailand
Primary business division		Investment Bank
Share capital in million | THB										THB 500.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Sydney, Australia
Primary business division		Investment Bank
Share capital in million | AUD	[1]	AUD 0.3
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities India Private Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Mumbai, India
Primary business division		Investment Bank
Share capital in million | ₨							₨ 140.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Tokyo, Japan
Primary business division		Investment Bank
Share capital in million | ¥								¥ 32,100.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Pte. Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Singapore, Singapore
Primary business division		Investment Bank
Share capital in million | SGD									SGD 420.4
Equity interest accumulated in %		100.00%
UBS AG | UBS South Africa (Proprietary) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		Sandton, South Africa
Primary business division		Investment Bank
Share capital in million | ZAR												ZAR 0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS UK Properties Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Registered office		London, United Kingdom
Primary business division		Corporate Center
Share capital in million | £					£ 132.0
Equity interest accumulated in %		100.00%

[1]	Includes a nominal amount relating to redeemable preference shares.